Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
DISCONTINUED OPERATIONS
We sold the following rigs during the three-year period ended December 31, 2013 (in millions):

Rig	Date of Rig Sale	Segment(1)	Net Proceeds	Net Book Value(2)	Pre-tax (Loss)/Gain(3)
Pride Pennsylvania	March 2013	Jackups	$15.5	$15.7	$(.2)
ENSCO 5003	December 2012	Floaters	68.2	89.4	(21.2)
Pride Hawaii	October 2012	Jackups	18.8	16.8	2.0
ENSCO I	September 2012	Other	4.5	12.3	(7.8)
ENSCO 61	June 2012	Jackups	31.7	19.6	12.1
ENSCO 59	May 2012	Jackups	22.8	21.9	.9
ENSCO 95	June 2011	Jackups	41.5	28.8	12.7
			$203.0	$204.5	$(1.5)
(1) The rigs' operating results were reclassified to discontinued operations in our consolidated statements of income for each of the years in the three-year period ended December 31, 2013 and were previously included within the operating segment noted in the above table.
(2) Includes the rig's net book value as well as inventory and other assets on the date of the sale.
(3) The pre-tax (loss)/gain was included in loss from discontinued operations, net in our consolidated statement of income in the year of sale. Income tax expense of $900,000 and $10.9 million was recognized in connection with the sale of assets during the years ended December 31, 2013 and December 31, 2011, respectively. There was no net income tax expense recognized in connection with the sale of assets during the year ended December 31, 2012.

During the quarter ended June 30, 2014, management committed to a plan to sell five floaters. The ENSCO 5000, ENSCO 5001, ENSCO 5002, ENSCO 6000 and ENSCO 7500 were removed from our portfolio of rigs marketed for contract drilling services and are being actively marketed for sale. The operating results from these rigs were included in (loss) income from discontinued operations, net in our consolidated statement of income for the three-year period ended December 31, 2013.

In connection with the sale of the ENSCO 7500, we will be required to pay the outstanding principal on the 6.36% MARAD bonds due 2015, which are collateralized by this rig. The outstanding principal balance on this bond is $25.3 million as of December 31, 2013, of which $12.7 million is included in current maturities of long-term debt on our consolidated balance sheet as of December 31, 2013.

During the quarter ended June 30, 2014, we sold ENSCO 85 for net proceeds of $64.4 million. ENSCO 85 operating results were included in (loss) income from discontinued operations, net in our consolidated statement of income for the three-year period ended December 31, 2013.

During the quarter ended March 31, 2014, we sold ENSCO 69 and Pride Wisconsin for net proceeds of $32.2 million. These rigs were classified as held for sale on our consolidated balance sheet as of December 31, 2013. The proceeds from the sale were received in December 2013 and included in net cash used in investing activities of discontinued operations in our consolidated statement of cash flows for the year ended December 31, 2013. ENSCO 69 and Pride Wisconsin operating results were included in (loss) income from discontinued operations, net in our consolidated statement of income for the three-year period ended December 31, 2013.

During 2012, we classified Pride Pennsylvania as held for sale and the rig was written down to fair value less estimated cost to sell. We recognized a $2.5 million loss, which was included in (loss) income from discontinued operations, net in our consolidated statement of income during the year ended December 31, 2012.

The following table summarizes (loss) income from discontinued operations for each of the years in the three-year period ended December 31, 2013 (in millions):

	2013	2012	2011
Revenues	$399.9	$438.2	$243.5
Operating expenses	412.6	406.9	258.7
Operating (loss) income	(12.7)	31.3	(15.2)
Other income	.3	1.3	.2
Income tax (expense) benefit	(10.6)	1.0	(8.6)
(Loss) gain on disposal of discontinued operations, net	(1.1)	(16.5)	1.8
(Loss) income from discontinued operations	$(24.1)	$17.1	$(21.8)

Debt and interest expense are not allocated to our discontinued operations.

During 2008, ENSCO 74 was lost as a result of Hurricane Ike in the U.S. Gulf of Mexico. The owner of a pipeline filed claims alleging that ENSCO 74 caused the pipeline to rupture during Hurricane Ike. We incurred $3.6 million in professional fees in connection with this matter, which we applied against our $10.0 million per occurrence deductible under our liability insurance policy.

In February 2014, we reached an agreement in principle to settle with the pipeline owner for $9.6 million. Accordingly, we recorded a $6.4 million charge for our remaining obligation under our liability insurance policy in loss from discontinued operations in our consolidated statement of income for the year ended December 31, 2013. The remaining $3.2 million was settled by our underwriters. See "Note 12 - Commitments and Contingencies" for additional information on the ENSCO 74 loss.